THE BJURMAN FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                          BJURMAN MICRO-CAP GROWTH FUND
                           BJURMAN ALL CAP GROWTH FUND

                                 AUGUST 1, 2001
                           (REVISED DECEMBER 6, 2001)

This Statement of Additional Information dated August 1, 2001 (revised December 6, 2001), is not a prospectus but should be read in conjunction with the Prospectus of The Bjurman Funds dated August 1, 2001. The Prospectus may be amended or supplemented from time to time. No investment in shares of either Fund should be made without first reading the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Funds. A copy of the Prospectus may be obtained without charge from IFS Fund Distributors, Inc., referred to as the Distributor, or George D. Bjurman & Associates, referred to as the Adviser, at the address and telephone numbers below.



Distributor:                                                            Adviser:
IFS Fund Distributors, Inc.                       George D. Bjurman & Associates
221 East Fourth Street, Suite 300                   10100 Santa Monica Boulevard
Cincinnati, OH  45202                                                 Suite 1200
(800) 227-7264                                        Los Angeles, CA 90067-4103
                                                                  (310) 553-6577

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN
 THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS
HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN
                 WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                            PAGE
The Trust......................................................................3

Investment Policies and Techniques
  Bankers' Acceptances.........................................................4
  Certificates of Deposits.....................................................4
  Equity Securities............................................................4
  Foreign Securities...........................................................5
  Time Deposits................................................................5
  Borrowing....................................................................5
  Loans of Portfolio Securities................................................5
  Illiquid Securities..........................................................6
  Repurchase Agreements .......................................................6
  Futures......................................................................7
  Other Investments............................................................7

Investment Restrictions........................................................7

Investment Advisory and Other Services
  Investment Adviser ..........................................................9
  Investment Advisory Agreement................................................9
  Administrator, Transfer Agent and Fund Accountant ..........................10
  Distributor ................................................................11

Trustees and Officers.........................................................12
  Compensation Table..........................................................14

Principal Shareholders........................................................15

Net Asset Value...............................................................16

Taxes.........................................................................16
  Federal Income Tax..........................................................17

Portfolio Transactions and Brokerage Commissions..............................18
  Code of Ethics..............................................................20

Performance Information
  In General..................................................................20
  Total Return Calculation....................................................20
  Performance and Advertisements .............................................21

Other Information.............................................................22
  Purchase and Redemption Orders..............................................22
  Limitations on Trustees' Liability..........................................22
  Independent Accountants.....................................................22
  Reports to Shareholders.....................................................22

Financial Statements..........................................................23

                                    THE TRUST

The Bjurman Family of Funds, referred to as the Trust, is a diversified open-end management investment company organized as a business trust under the laws of the State of Delaware pursuant to a Trust Instrument dated September 26, 1996, as amended February 11, 1997. The Trust is organized as an open-end, management company which currently offers two series of shares called the Bjurman Micro-Cap Growth Fund and the Bjurman All Cap Growth Fund, referred to individually as a Fund and collectively as the Funds. Each share of a Fund represents an undivided proportionate interest in that Fund.

Each Fund has its own investment objective and policies. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of each Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to a Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended the 1940 Act, or when the matter affects only the interest of a particular series. The Trust may add additional classes of shares without shareholder approval. All accounts will be maintained in book entry form and no share certificates will be issued. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Funds' Prospectus regarding the permitted investments and risk factors and the investment objective and policies of the Funds.

BANKERS' ACCEPTANCES
Negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Bankers' Acceptances generally mature within six months.

CERTIFICATES OF DEPOSIT
A negotiable interest-bearing instrument with a specific maturity date. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

EQUITY SECURITIES
Equity securities in which the Funds may invest include common stocks, preferred stocks, warrants for the purchase of common stock, debt securities convertible into or exchangeable for common or preferred stock and sponsored or unsponsored American Depository Receipts ("ADRs").

     A WARRANT is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

     COMMON STOCK is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

     Generally, PREFERRED STOCK receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors.

     Dividends on preferred stock typically are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which a Fund invests.

FOREIGN SECURITIES
Each Fund may invest in securities of foreign issuers through sponsored and unsponsored ADRs. ADRs are dollar-denominated securities which are listed and traded in the United States, but which represent the right to receive securities of foreign issuers deposited in a domestic or correspondent bank. ADRs are receipts which evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations may affect the net asset value of a Fund by affecting the performance of the ADRs' underlying investments in foreign issuers. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, the value of ADRs acquired by a Fund may be subject to greater fluctuation than the value of securities of domestic companies.

TIME DEPOSITS
A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities. Each Fund will not invest more than 15% of its net assets in illiquid securities, including time deposits.

BORROWING
Each Fund may borrow as a temporary measure for extraordinary purposes or to facilitate redemptions. Each Fund intends to limit such borrowings to no more than 5% of its net assets.

LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

ILLIQUID SECURITIES
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines reviewed by the Board of Trustees. The Funds' policy is to limit each Fund's investment in illiquid securities to a maximum of 15% of its net assets at the time of purchase. The Securities and Exchange Commission, referred to as the SEC, has adopted Rule 144A under the Securities Act of 1933, as amended the Securities Act, which permits a Fund to sell restricted securities to qualified institutional buyers without limitation. Each Fund may invest in securities that are exempt from the registration requirements of the Securities Act pursuant to SEC Rule 144A. Those securities purchased pursuant to Rule 144A are traded among qualified institutional buyers, and are subject to a Fund's limitation on illiquid investment. The Adviser, pursuant to procedures adopted by the Trustees of the Trust, will make a determination as to the liquidity of each restricted security purchased by a Fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities". The Adviser will monitor the liquidity of securities held by the Funds, and report periodically on such determinations to the Board of Trustees.

Investing in securities under Rule 144A could have the effect of increasing the level of each Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund will limit its investments in illiquid securities including securities of issuers which the Funds are restricted from selling to the public without registration under the Securities Act to no more than 15% of its net assets (excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Trust's Board of Trustees).

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller, secured by the securities transferred to that Fund. In accordance with requirements under the 1940 Act, repurchase agreements will be fully collateralized by securities in which a Fund may directly invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in recovering its cash. To the extent that, in the meantime, the value of the security purchased has decreased, a Fund could experience a loss. No more than 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. The financial institutions with whom the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Adviser. The Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.

FUTURES
Each Fund may buy and sell futures contracts to manage its exposure to changes in securities prices, as an efficient means of adjusting its overall exposure to certain markets, in an effort to enhance income, and to protect the value of portfolio securities. The Funds will not use futures contracts to leverage their assets. Futures contracts deposits may not exceed 5% of each Fund's assets (determined at the time of the transaction) and each Fund's total investment in futures contracts may not exceed 20% of each Fund's total assets.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the applicable Fund's investment objectives, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares, as defined in the 1940 Act, of the Funds. Unless otherwise indicated, all percentage limitations listed below apply at the time of the transaction only. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

The Adviser will use "FactSet" computer software to categorize the industries in which the Funds invest ("FactSet Codes"). The FactSet Codes that are assigned may or may not correspond to the Standard Industry Codes ("SIC Codes"); however, the Adviser feels that the differences are not substantial enough to effect the percentage of asset restrictions above. In most cases the SIC Codes will match the FactSet Codes. Except as set forth in the Prospectus, the Funds may not:

     1. Purchase securities of any one issuer if, as a result of the purchase, more than 5% of a Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 15% of a Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

     2. Purchase any security if, as a result of the purchase, 15% or more of a Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S.

government, its agencies or instrumentalities;

     3. Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of one-third of a Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that a Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. A Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to one-third of the value of a Fund's net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions;

     5. Make loans, except through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     6. Engage in the business of underwriting the securities of others, except to the extent that a Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities; or

     7. Purchase or sell real estate, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that a Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

The following investment limitations are not fundamental and may be changed without shareholder approval. The Funds do not currently intend to:

     (i) Engage in uncovered short sales of securities or maintain a short position;

     (ii) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (iii)Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder;

     (iv) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

     (v) Invest in oil, gas or mineral exploration or development programs or leases, except that direct investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition; and

     (vi) Invest in commodities or commodity contracts, except that the Funds may invest in futures contracts.

     (vii)Invest more than 5% of their net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock exchanges, except warrants acquired as a result of its holdings of common stocks.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
George D. Bjurman & Associates serves as the Funds' investment adviser and is an investment adviser registered as such under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1970 and is wholly-owned by senior associates. G. Andrew Bjurman and O. Thomas Barry, III own 66 2/3% and 33 1/3%, respectively, of the Adviser and as a result may be deemed to be "control persons" of the Adviser.

INVESTMENT ADVISORY AGREEMENT
The Funds and the Adviser have entered into investment advisory agreements for an initial two-year period, referred to as the Investment Advisory Agreements. The Investment Advisory Agreements provide that the Adviser shall furnish advice to the Funds with respect to their investments and shall determine what securities shall be purchased or sold by each Fund.

The Investment Advisory Agreements provide that the Adviser shall not be protected against any liability to the Funds or their shareholders by reason of the Adviser's willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the applicable Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons", as that term is defined in the 1940 Act, of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust, or by a majority of the outstanding shares of the applicable Fund on 60 days' written notice to the Adviser.

For providing investment advisory services, each Fund pays the Adviser a monthly fee of one twelfth of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and reimburse Fund expenses to the extent necessary to maintain the total operating expenses, inclusive of distribution expenses, of the Bjurman Micro-Cap Growth Fund at or below 1.80% of its average daily net assets and of the Bjurman All Cap Growth Fund at or below 2.00% of its average daily net assets. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expenses payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of a Fund's operations. Any potential management fee reimbursement will be disclosed in the footnotes to the Funds' financial statements. At such time as it appears probable that a Fund is able to effect such reimbursement, and such reimbursement is requested by the Adviser and approved by the Board of Trustees, the amount of reimbursement that a Fund is able to effect will be accrued as an expense of that Fund for that current period. For the year ended March 31, 2001, the Bjurman Micro-Cap Growth Fund reimbursed the Adviser $115,178 for advisory fees waived in the previous three fiscal years.

For the fiscal year ended March 31, 1999, the Bjurman Micro-Cap Growth Fund accrued advisory fees of $82,678; however, in order to reduce the Fund's operating expenses, the Adviser waived its entire advisory fee and reimbursed the Fund $134,062 of expenses. For the fiscal years ended March 31, 2000 and 2001, the Bjurman Micro-Cap Growth Fund accrued advisory fees of $140,550 and $829,225 of which $131,854 and $16,691 were waived, respectively, in order to reduce the Fund's operating expenses.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
The Trust has retained Integrated Fund Services, Inc., referred to as Integrated, as the Funds' Transfer Agent, Administrator and Fund Accountant. Pursuant to a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Integrated receives from each Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account; provided, however, that the minimum fee is $2,000 per month, per Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

Pursuant to an Accounting Services Agreement, Integrated also provides accounting and pricing services to the Funds. For calculating each Fund's daily net asset value, or NAV, per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a fee in accordance with the following schedule:

     Average Monthly Net Assets                           Monthly Fee
     --------------------------                           -----------
     $ 0 to $100 million                                  $2,500
     $100 million to $200 million                         $3,500
     $200 million to $300 million                         $4,500
     Over $300 million                                    $5,500 + .001%

The .001% on assets over $300 million represents the asset based fee charged by Integrated for external pricing services.

In addition, Integrated is retained to provide administrative services to the Funds pursuant to an Administration Agreement. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays Integrated a fee at the annual rate of .15% of the average value of its daily net assets up to $25,000,000, .125% of such assets from $25,000,000 to $50,000,000 and .10% of such assets in excess of $50,000,000; provided, however, that the minimum fee is $2,000 per month, per Fund.

For the fiscal years ended March 31, 1999, 2000 and 2001, Integrated received $21,807, $80,278 and $159,128, respectively, as compensation for services performed as administrator, fund accountant and transfer agent for the Bjurman Micro-Cap Growth Fund.

Prior to December 18, 1998, the Bjurman Micro-Cap Growth Fund retained First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, for administration, fund accounting and transfer agency services. For the fiscal year ended March 31, 1999, the Fund paid First Data Investor Services Group, Inc. $95,174 as compensation for services performed as administrator, fund accountant and transfer agent.

DISTRIBUTOR
IFS Fund  Distributors,  Inc.,  referred to as the Distributor,  221 East Fourth
Street, Suite 300, Cincinnati, Ohio 45202, serves as principal underwriter for the Funds pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. For these services, the Distributor receives a monthly fee of $500 from each Fund. The Distributor is an affiliate of Integrated by reason of common ownership. Tina D. Hosking is an officer of the Trust and the Distributor.

The Underwriting Agreement continues in effect for an initial two year term and will continue from year to year only if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment. For the fiscal years ended March 31, 1999, 2000 and 2001, the Distributor was paid $1,500, $6,000 and $6,000, respectively, for services provided to the Bjurman Micro-Cap Growth Fund.

Shares of the Funds are subject to a distribution plan, the Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan, each Fund will pay an annual fee of 0.25% of its average daily net assets to reimburse expenses incurred in distributing and promoting sales of the Funds, such as expenses associated with maintaining personnel who distribute shares or render shareholder support services, expenses associated with implementing promotional activities, printing and mailing prospectuses and sales literature to prospective shareholders and expenses associated with obtaining information, analysis and reports needed for marketing and advertising promotions. From these amounts, the Distributor or the Fund may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers who assist in the distribution of shares of the Funds or provide services to the Funds' shareholders pursuant to service agreements with the Funds. The Funds intend to operate the Distribution Plan in accordance with its terms and the Conduct Rules of the National Association of Securities Dealers, Inc. concerning sales charges.

The Distribution Plan will continue in effect from year to year, provided that its continuance is approved at least annually by a vote of the Board of Trustees, including the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of those Trustees that are not interested persons of the Trust or by vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice and shall terminate automatically in the event of its assignment. The Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the Funds, and all material amendments are required to be approved by the Board of Trustees. Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Funds. The report will include an itemization of the distribution expenses and the purpose of such expenditures. For the fiscal years ended March 31, 2000 and 2001, the Bjurman Micro-Cap Growth Fund incurred $34,137 and $206,306, respectively, of distribution-related expenses pursuant to the Distribution Plan, which amount was spent primarily as compensation to dealers. No interested person of the Bjurman Micro-Cap Growth Fund or interested Trustee had a direct or indirect financial interest in the operation of the Distribution Plan.

                              TRUSTEES AND OFFICERS

The Trust has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser. The Trustees review, among other things, the various services provided by the Adviser to ensure that the Funds' general investment policies and programs are followed and that administrative services are provided to the Funds in a satisfactory manner.

The Trustees and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each Trustee who is an "interested person," as that term is defined in the 1940 Act, of the Trust is indicated by an asterisk.

G. Andrew Bjurman and O. Thomas Barry III share the office of the presidency of the Trust. They are jointly vested in full executive authority under the Trust's Bylaws.

NAME,                            AGE             POSITION WITH        PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS
ADDRESS,                                         THE FUND
G. Andrew Bjurman                53              Co-President;        Mr. Bjurman joined George D. Bjurman & Associates
George D. Bjurman &                              Trustee              when it was founded in 1970 as Vice President and
Associates,                                                           Portfolio Manager.  At that time he assumed
10100 Santa Monica Boulevard,                                         responsibility for the portfolio management of
Suite 1200,                                                           institutional accounts.  From 1974 to 1978 he acted
Los Angeles, CA 90067-4103                                            as Executive Vice President and Senior Portfolio
                                                                      Manager. In 1978 he assumed his present responsibilities
                                                                      as President and Chief Executive Officer of the firm.
                                                                      He is currently a member of the Adviser's Investment
                                                                      Policy Committee. In 1977 he became both a Chartered
                                                                      Financial Analyst and a Chartered Investment Counselor.

                                       12

O. Thomas Barry III              56              Co-President;        Mr. Barry III, joined the firm in 1978 as Vice
George D. Bjurman &                              Trustee              President and Senior Portfolio Manager.  In 1979 he
Associates,                                                           became Executive Vice President and assumed the
10100 Santa Monica Boulevard,                                         responsibilities of Director of Research.  He is a
Suite 1200,                                                           member of the Adviser's Investment Policy Committee.
Los Angeles, CA 90067-4103                                            In 1982 he became the Senior Executive Vice President
                                                                      and in 1985 he also became Chief Investment
                                                                      Officer. Prior to joining the firm, Mr. Barry
                                                                      acted as Senior Investment Officer and Portfolio
                                                                      Manager for Security Pacific National Bank in Los
                                                                      Angeles and was a member of the Stock Selection
                                                                      Committee. In 1977 he became a Chartered Financial
                                                                      Analyst and in 1978 a Chartered Investment Counselor.

Donald W. Hudson, Jr.            56              Trustee;             Mr. Hudson has been a Senior Vice President of Warner
Warner Center Properties                         Chairman of Audit    Center Properties since 1993.
Commercial Real Estate                           Committee
21700 Oxnard Street
Suite 200
Woodland Hills, CA 91367

Joseph E. Maiolo                 63              Trustee;             Mr. Maiolo is an industrial real estate
INCO Commercial Brokerage                        Audit Committee      broker/developer.  He is a principal of INCO
14700 Firestone Boulevard, #111                  Member               Commercial Brokerage, Joseph E. Maiolo & Associates,
La Mirada, CA 90638                                                   Inc. and Penta Pacific Properties, Los Angeles.

William Wallace                  54              Trustee;             Mr. Wallace is involved in residential real estate.
Wallace Properties                               Audit Committee      He is Vice President of Wallace Properties.
5288 South Franklin Circle                       Member
Greenwood Village, CO 80121

Lisa R. Oliverio                 31              Treasurer            Ms. Oliverio is the Financial Reporting Manager of
Integrated Fund Services, Inc.                                        Integrated Fund Services, Inc. (a registered transfer
221 East Fourth Street                                                agent).  Prior to joining Integrated Fund Services,
Cincinnati, OH 45202                                                  Inc. in 1996, she was employed by Arthur Andersen LLP.


                                       13

NAME,                            AGE             POSITION WITH        PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS
ADDRESS,                                         THE FUND

Tina D. Hosking                  32              Secretary            Ms. Hosking is Vice President and Associate General
Integrated Fund Services, Inc.                                        Counsel of Integrated Fund Services, Inc. and IFS
221 East Fourth Street                                                Fund Distributors, Inc. (a registered broker-dealer).
Cincinnati, OH 45202

COMPENSATION TABLE
Trustees and Officers

        Aggregate Compensation from Trust for Fiscal Year Ended 3/31/01 1
        -----------------------------------------------------------------

               Joseph E. Maiolo                          $4,500
               Donald W. Hudson, Jr.                     $4,500
               William Wallace                           $4,500
               G. Andrew Bjurman2                        $    0
               O. Thomas Barry III2                      $    0

1 This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Trustees.

2 This Trustee is considered an "Interested Person" of the Trust as defined under the 1940 Act.

No officer or Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Adviser a fee of $4,500 per year, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.

                             PRINCIPAL SHAREHOLDERS

BJURMAN MICRO-CAP GROWTH FUND
As of July 3, 2001, the Trustees and officers, as a group, beneficially owned less than 1.00% of the Fund.

As of July 3, 2001, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the Fund:

     NAME & ADDRESS                                         PERCENTAGE
     --------------                                         ----------
     Charles Schwab & Co., Inc. *1                            42.75%
     FBO Customers
     San Francisco, CA

     National Financial Services Corp.2                       20.22%
     FBO Mary Weeks
     New York, NY

     National Investor Services Corp.3                        11.48%
     FEBO Exclusive Customers
     New York, NY

     Eternity LTD4                                             7.72%
     Nassau, Bahamas

BJURMAN ALL CAP GROWTH FUND
As of July 3, 2001, the Trustees and officers beneficially owned 1.81% of the Fund.

As of July 3, 2001, the following persons of record or beneficially owned more than 5% of the outstanding voting shares of the Fund:

     National Investor Services Corp.3                        22.00%
     FEBO Exclusive Customers
     New York, NY

     Ray L. Jiruska                                           16.47%
     Cedar Rapids, IA

     Wilmington Trust Co.5                                    13.24%
     FBO Tietex
     Wilmington, DE

     National Financial Services Corp.2                       11.73%
     FBO Customers
     New York, NY

     Charles Schwab & Co., Inc. 1                             10.72%
     FBO Customers
     San Francisco, CA

* Person deemed to control the Fund within the meaning of the 1940 Act.

1 Charles Schwab & Co., Inc. is a discount broker-dealer acting as a nominee for registered investment advisers whose clients have purchased shares of the Fund and also holds shares for the benefit of its clients.

2 National Financial Service Corp. is a broker-dealer holding shares for the benefit of its clients.

3 National Investor Services Corp. is a broker-dealer holding shares for the benefit of its clients.

4    Eternity  LTD is a  privately  held  company  incorporated  in  the  Cayman
     Islands.

5 Wilmington Trust Co. is a broker-dealer holding shares for the benefit of its clients.

                                 NET ASSET VALUE

The net asset value per share is computed by dividing the value of the assets of a Fund, less its liabilities, by the number of shares outstanding.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange, referred to as NYSE, which currently is 4:00 p.m., Eastern time, on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Additionally, if any of the aforementioned holidays fall on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                                      TAXES

The following is only a summary of certain federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax.

FEDERAL INCOME TAX
The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended the Code, court decisions and published administrative materials from the Internal Revenue Service and as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company," referred to as a RIC, as defined under Subchapter M of the Code. By doing so, the Funds expect to eliminate or reduce to a nominal amount the federal income taxes to which they may be subject. In order to qualify for treatment as a RIC under the Code, a Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain), referred to as the Distribution Requirement, and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that a Fund distributes at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions of their ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

In the case of corporate shareholders, distributions from a Fund may qualify for the corporate dividends-received deduction to the extent the applicable Fund designates the amount distributed as a qualifying dividend. Availability of the dividends-received deduction is subject to certain holding period and debt-financing limitations.

Distributions of net capital gains (i.e, the excess of net long-term capital gains over net short-term capital losses) by the Funds are taxable to the recipient shareholders as a long-term capital gain, without regard to the length of time a shareholder has held Fund shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the preceding paragraph.

Any gain or loss recognized on a sale, redemption or exchange of shares of a Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution received with respect to such shares.

In certain cases, the Funds will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Funds that such shareholder is not subject to backup withholding. This withholding amount will be reduced to 30.5% on August 6, 2001 and to 30% on January 1, 2002.

If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, distributions from the Fund (to the extent of its current and accumulated "earnings and profits") generally would be eligible for the corporate dividends-received deduction for corporate shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds do not have an obligation to place orders with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Most transactions will be effected on a net cost basis through brokers who make markets in the stock being purchased or sold. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Funds to seek to obtain the best execution taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, the Adviser's past experience in placing orders through the firm, and the firm's research capabilities. While the Adviser generally seeks reasonably competitive spreads, the Funds will not necessarily be paying the lowest spread available for a particular transaction. Subject to policies established by the Board of Trustees, however, the Adviser may cause a Fund to pay a broker-dealer a commission in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer.

For the fiscal years ended March 31, 1999, 2000 and 2001, the Bjurman Micro-Cap Growth Fund incurred total brokerage commissions of $62,487, $112,638 and $496,784, respectively. Due to the rapid growth of the Fund's assets from the fiscal year ended March 31, 2000 to the fiscal year ended March 31, 2001, the Fund's trade volume, and therefore the amount of brokerage commissions paid, significantly increased from prior years. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

The Funds and the Adviser may direct portfolio transactions to persons or firms because of research and investment services provided by such persons or firms if the commissions or spreads on the transactions are reasonable in relation to the value of the investment information provided. Among such research and investment services are those that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on companies and industries. Such research provides lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities. The Adviser may use these services in connection with all of its investment activities, and some services obtained in connection with the Funds' transactions may be used in connection with other investment advisory clients of the Adviser, including other mutual funds and other series of the Trust. During the fiscal year ended March 31, 2001, the amount of brokerage transactions and related commissions for the Bjurman Micro-Cap Growth Fund directed to brokers due to research services provided were $120,883,634 and $250,270, respectively.

The Funds may invest in securities that are traded exclusively in the over-the-counter market. The Funds may also purchase securities listed on a national securities exchange through the "third market" (i.e., through markets other than the exchanges on which the securities are listed). When executing transactions in the over-the-counter market or the third market, the Adviser will seek to execute transactions through brokers or dealers that, in the Adviser's opinion, will provide the best overall price and execution so that the resultant price to the Fund for which the trade is being executed is as favorable as possible under prevailing market conditions.

It is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Funds to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

It is possible that purchases or sales of securities for a Fund also may be considered for other clients of the Adviser or its affiliates, including the other series of the Trust. Any transactions in such securities at or about the same time will be allocated among the Fund(s) and such other clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund(s) and the other clients' accounts, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund(s) is concerned.
However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower commissions will be beneficial to the Fund(s).

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, a Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken as current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 act which permits Fund personnel to invest in securities for their own accounts. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

                             PERFORMANCE INFORMATION

IN GENERAL
From time to time, the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Funds.

From time to time, the total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATION
Each Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                 Average Annual Total Return = P (1 + T)^n = ERV

Where:    ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the
                beginning of the period.
          P =   hypothetical initial payment of $1,000.
          n =   period covered by the computation, expressed in terms of years.
          T =   average annual total return.

Each Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                    Aggregate Total Return = [ (ERV)/P - 1 ]

Where:    ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the
                beginning of the period.
          P =   hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Since performance will fluctuate, performance data for a Fund should not be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Based upon the foregoing calculations, the average annual total returns for the Bjurman Micro-Cap Growth Fund as of March 31, 2001 were as follows:

                                                         Since Inception
                                       One Year          (March 31, 1997)
                                       --------          ----------------
Bjurman Micro-Cap Growth Fund           -0.65%                35.88%

PERFORMANCE AND ADVERTISEMENTS
Performance information such as total return for the Funds may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of a Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of a Fund's performance for any future period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, in marketing and other fund literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc., referred to as Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Each Fund's performance may also be compared to the average performance of its Lipper category.

Each Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., referred to as Morningstar, which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by Funds to calculate their figures.

                                OTHER INFORMATION

PURCHASE AND REDEMPTION ORDERS
Approved brokers for the Funds are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf.

LIMITATIONS ON TRUSTEES' LIABILITY
The Trust Instrument provides that a Trustee shall be personally liable only to the Trust for any act, omission or obligation of the Trust or Trustee. A Trustee will not be liable for any act or omission of any officer, employee, agent or investment adviser of the Trust. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. All Trustees' liability is further subject to the limitations imposed by the 1940 Act.

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP, 350 South Grand Ave., Suite 200, Los Angeles, California, 90071-3462, has been selected as the independent accountants for the Funds. Deloitte & Touche LLP provides audit and tax services. The books of the Funds will be audited at least once a year by Deloitte & Touche LLP.

REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountants. Inquiries regarding the Funds may be directed to Integrated Fund Services, Inc. at (800) 227-7264.

                              FINANCIAL STATEMENTS

The Bjurman Micro-Cap Growth Fund's audited annual financial statements, including the notes thereto, dated March 31, 2001, are incorporated by reference from the Fund's March 31, 2001 Annual Report to Shareholders.

                                       23